Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Consolidated Statements Of Comprehensive Income
Gross unrealized holding gains on securities available for sale, deferred income tax	$ (394)	$ 792
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	137	361
Retirement plan amortization, net of deferred income tax	$ (36)	$ (7)